Significant Accounting Policies - Schedule of balance sheet are reconciled (FY) (Details) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2022
Schedule of balance sheet are reconciled [Abstract]
Gross proceeds			$ 189,750,000	$ 189,750,000
Less:
Proceeds allocated to Public Warrants			(4,204,248)	(7,347,500)
Common stock issuance costs			(7,701,178)	(7,701,178)
Plus:
Accretion of redeemable common stock	$ 13,802,926		13,802,926	13,802,926
Contingently redeemable common stock	$ (1,017,341)	$ (132,478)	$ 191,647,500	$ 192,797,319